IMPAIRMENT OF NON-FINANCIAL ASSETS (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IMPAIRMENT OF NONFINANCIAL ASSETS
Period of assessment of value of goodwill	5 years
Growth rate		4.00%
Discount rate applied to cash flow projections	11.40%	12.00%
Discount rate for estimated future cash flows before tax	13.25%	14.04%
Inflation rate		3.00%